Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
Operating and Capital Lease Commitments
The Company leases office space for its corporate headquarters in Austin, Texas under a non-cancelable operating lease that expires in April 2021 and a regional sales office in Atlanta, Georgia under a non-cancelable operating lease that expires in January 2016. In addition, the Company leases office space for its previous corporate headquarters in Austin, Texas under a non-cancelable operating lease that expires in March 2015. All of the rentable space covered by this lease has been sublet to a tenant for substantially all of the remainder of the lease. Rent expense under operating leases was $1.0 million, $1.4 million, and $0.9 million for the years ended December 31, 2014, 2013 and 2012, respectively. In 2013, the Company moved to its current headquarters. As a result, the Company vacated its former leased headquarters and recorded an estimated unoccupied lease charge of $0.2 million for the remaining contractual lease payments less estimated sublease income.
New Facilities Lease
On July 18, 2014, the Company entered into an office lease agreement, or the Lease, with CREF Aspen Lake Building II, LLC to lease approximately 70,000 rentable square feet, or the Premises, of an office building to be located immediately adjacent to the Company's current headquarters in order to expand the Company's headquarters. The Lease provides for phased commencement dates, with commencement of the first phase covering approximately 55,000 rentable square feet anticipated to occur on November 1, 2015, or the Initial Commencement Date, with the remaining space becoming available nine months thereafter. The actual commencement dates are subject to timely completion of the construction of the Premises. The term of the Lease commences on the Initial Commencement Date and runs 124 months, with a five year renewal option, and the rent obligations under the Lease begin with rents of $98 per month, which escalate over the course of the Lease to $160 per month in the final four months of the Lease's term.
The Company has entered into various capital lease arrangements to obtain property and equipment for its data center and corporate operations. These agreements expire over various terms from March 2015 through May 2025 and the leases are secured by the underlying leased property and equipment.

Future minimum payments required under capital and operating leases that have initial or remaining non-cancelable lease terms in excess of one year at December 31, 2014 were as follows:

	Capital Leases	Operating Leases
Year Ended December 31,
2015	$418	$2,054
2016	164	3,023
2017	4	3,289
2018	—	3,371
2019	—	3,453
Thereafter	—	13,446
Total minimum lease payments	586	$28,636
Less: imputed interest	(11)
Less: current portion	(408)
Capital lease obligations, net of current portion	$167

Contractual Commitments
The Company has non-cancelable contractual commitments related to third-party products, co-location fees, other product costs and data center hardware and software purchases. The Company is party to several purchase commitments for third-party products that contain both a contractual minimum obligation and a variable obligation based upon usage or other factors which can change on a monthly basis. The estimated amounts for usage and other factors are not included within the table below.
Future minimum contractual commitments that have initial or remaining non-cancelable terms in excess of one year were as follows:

Contractual Commitments
Year Ended December 31,
2015	$10,465
2016	6,382
2017	4,464
2018	4,232
2019	4,092
Thereafter	4,092
Total commitments	$33,727

Legal Proceedings
From time to time, the Company may become involved in legal proceedings arising in the ordinary course of its business. The Company is not presently a party to any legal proceedings that, if determined adversely to the Company, would have a material adverse effect on the Company.